Document And Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	United Parks & Resorts Inc.
Entity Central Index Key	0001564902
Entity Emerging Growth Company	false
Entity File Number	001-35883
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-1220297
Entity Address, Address Line One	6240 Sea Harbor Drive
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32821
City Area Code	407
Local Phone Number	226-5011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PRKS
Security Exchange Name	NYSE